Appendix II - Reporting by Geographical Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services
Net revenue	€ 5,340,038	€ 5,098,691	€ 4,486,724
Assets by geographical area	15,274,776	15,542,611	12,477,046
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	454,369	1,175,072	316,677
Spain
Disclosure of products and services
Net revenue	339,169	268,287	264,913
Assets by geographical area	1,117,647	2,764,054	898,599
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	93,787	183,891	70,639
Rest of European Union
Disclosure of products and services
Net revenue	495,323	531,173	479,305
Assets by geographical area	2,927,198	3,425,874	3,177,781
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	92,873	181,736	69,534
USA and Canada
Disclosure of products and services
Net revenue	3,599,746	3,390,811	2,974,429
Assets by geographical area	9,138,360	9,059,674	8,133,108
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	253,442	787,586	166,353
Rest of the world
Disclosure of products and services
Net revenue	905,800	908,420	768,077
Assets by geographical area	2,091,571	293,009	267,558
Other information:
Additions for the year of property, plant & equipment, intangible assets and rights of use	€ 14,267	€ 21,859	€ 10,151